Share capital warrants and subscription receipts - Summary Of Summarizes The Measurement Date Weighted Average Fair Value Of Stock Options Granted (Detail)	12 Months Ended
	Nov. 30, 2023 USD ($) shares	Nov. 30, 2022 USD ($) shares	Nov. 30, 2023 CAD ($)	Nov. 30, 2022 CAD ($)
US$
Options granted
Number of Options granted	203,935	96,668
Weighted average grant date fair value | $	$ 2,720	$ 8,360
CA$
Options granted
Number of Options granted	792,193	547,847
Weighted average grant date fair value	$ 2,770	$ 8,640	$ 3,760	$ 11,640